Apollo S3 Private Markets Fund

Consolidated Schedule of Investments June 30, 2026 (Unaudited)

	Shares	Geographic Region*	Acquisition Date	Cost	Fair Value

Private Market Investments (86.25%)

Private Equity Investments (81.44%)

Primary Investments (0.36%)

Golden Gate Capital Fund VII-A, L.P.(a),(b),(c)		North America	2/27/2026	$1,247,400	$1,163,122

NewView Capital Fund IV, L.P.(a),(b),(c)		North America	6/3/2026	624,175	636,572

Total Primary Investments				$1,871,575	$1,799,694

Secondary Investments (81.08%)

ABRY Partners Pegasus, L.P.(a),(b),(c)		North America	6/10/2026	$8,148,199	$9,782,959

ACP WCG Co-Invest 1-2020 LLC(a),(b)		North America	6/30/2026	1,201,706	1,546,948

Ambienta Water Pumps, SCSp(a),(b),(c),(d)		Western Europe	2/28/2025	11,511,174	14,061,771

APH Extended Value Fund H LP(a),(b),(c)		North America	1/30/2025	14,929,147	17,429,704

ARDIAN Expansion Syclef Continuation Fund S.L.P.(a),(b),(c),(d)		Western Europe	12/24/2024	7,671,890	12,482,560

Artist Growth Opportunity X LP(a),(b)		North America	2/27/2026	1,720,814	1,826,302

BAH Forefront, L.P.(a),(c)		North America	3/12/2025	9,224,049	16,038,208

Bain Capital Beacon Holdings, L.P.(a),(b),(c)		North America	3/24/2025	6,664,284	7,914,270

Bloom I Co-Investment LP(a),(b)		North America	3/31/2025	25,698,572	31,052,432

Blue Owl GP Stakes Atlas Fund III Offshore Investors LP(a),(c)		North America	9/5/2025	4,734,630	4,796,483

BP Ace CV, L.P.(a),(b),(c)		North America	12/12/2025	9,505,899	13,071,504

BSP Equinox Investors Feeder (Offshore) L.P.(a),(b),(c)		Global	11/6/2025	33,632,252	41,310,697

Butterfly Queso Fund, LP(a),(b),(c)		North America	7/30/2025	12,927,652	14,770,413

Centerbridge Falcon Acquisition Fund, L.P.(a),(b),(c)		North America	8/21/2025	6,012,870	7,438,948

CVC Capital Partners Locron (A) SCSp(a),(b),(c),(d)		Western Europe	10/29/2025	13,551,042	15,018,821

ECP R&T Feeder Fund, L.P.(a),(b),(c)		North America	3/28/2025	6,341,353	7,581,275

EQT IX Co-Investment (D) SCSp(a),(b),(d)		Global	6/30/2026	1,445,003	2,577,374

EQT IX Co-Investment (F) SCSp(a),(b)		Global	6/30/2026	2,387,948	3,147,956

FTAI Aircraft Leasing Offshore SPV (2025) L.P.(a),(b)		Global	11/7/2025	7,305,453	7,878,483

GCP Strategic Partners Fund I Feeder, L.P.(a),(b),(c)		North America	6/10/2025	9,725,897	12,713,712

Golden Gate Capital Opportunity Fund-A, LP (a),(b),(c)		North America	12/31/2025	9,616,575	14,099,781

GTCR Oak Fund LP(a),(b),(c)		North America	12/16/2025	9,868,152	11,699,000

Iaso Fund, L.P.(a),(b),(c)		North America	12/12/2025	6,329,989	6,801,149

Kinderhook Capital Waste CV, L.P.(a),(b),(c)		North America	10/21/2025	8,696,890	9,850,023

MDCP VII Auxiliary SPV, L.P.(a),(b)		Global	6/30/2026	2,291,395	2,953,269

New Mountain SRC Continuation Fund, L.P.(a),(b),(c)		North America	4/8/2025	5,450,110	8,168,133

NewView Capital Portfolio Select 2025, L.P.(a),(b),(c)		North America	10/28/2025	4,589,550	7,200,719

Noteus Partners Centaur SLP(a),(b),(c),(d)		North America	11/6/2024	9,922,672	11,997,902

Onex Partners Leaf CV LP(a),(c)		North America	3/26/2026	1,907,511	1,924,875

PAI Strategic Partnerships II SCSp(a),(b),(c),(d)		Global	9/23/2025	2,090,115	2,333,736

Riverstone Iris Continuation Fund, L.P.(a),(b),(c)		North America	11/13/2025	9,172,008	9,024,263

Stone Point CV, L.P.(a),(b),(c)		North America	10/29/2025	4,352,865	4,863,173

Strategic Value SH 130-A, L.P.(a),(b),(c)		North America	12/13/2024	6,684,244	8,315,367

TDR Capital Titan L.P.(a),(b),(c),(d)		Western Europe	10/31/2025	10,648,313	17,385,511

Tikehau Alliance 2 Fund S.L.P. - Class A1(a),(b),(c),(d)		Western Europe	7/1/2025	5,543,543	5,769,315

Tikehau Alliance 2 Fund S.L.P. - Class R1(a),(b),(c),(d)		Western Europe	7/1/2025	4,425,116	4,640,357

TPG VIII Canteen CI I, L.P.(a),(b)		North America	6/30/2026	1,804,142	2,220,841

Trinity Ventures 2024, L.P.(a),(b),(c)		North America	12/20/2024	13,924,108	14,443,938

Vista Equity Partners Hubble, L.P.(a),(b),(c)		North America	2/27/2025	14,310,791	24,946,357

Total Secondary Investments				$325,967,923	$411,078,529

Total Private Equity Investments				$327,839,498	$412,878,223

See accompanying Notes to Consolidated Schedule of Investments.

Apollo S3 Private Markets Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

	Shares	Geographic Region*	Acquisition Date	Cost	Fair Value

Private Credit Investments (4.81%)

Secondary Investments (4.81%)

Canal Road Private Credit Fund, LP(a),(b),(c)		North America	6/17/2026	$9,945,017	$9,887,016

Fortress Private Lending Fund(a)	600,619	North America	7/30/2025	15,086,598	14,524,642

Total Secondary Investments				$25,031,615	$24,411,658

Total Private Credit Investments				$25,031,615	$24,411,658

Total Private Market Investments				$352,871,113	$437,289,881

	Units	Geographic Region*	Acquisition Date	Cost	Fair Value
Membership Interests (0.11%)
Financial Services (0.11%)
Canal Road Group, LLC - Common Units(a),(b),(e)	6,000	North America	6/1/2026	$—	$—
FPLF Management (Feeder) LLC - Class A(a),(e)	30	North America	2/19/2025	19,010	562,812

Total Financial Services (0.11%)				$19,010	$562,812

Total Membership Interests				$19,010	$562,812

	Shares			Cost	Fair Value
Short-Term Investments (11.83%)
Money Market Fund (11.83%)
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.58%(f)	59,965,327			$59,965,327	$59,965,327

Total Money Market Fund				$59,965,327	$59,965,327

Total Short-Term Investments				$59,965,327	$59,965,327

Total Investments (98.19%)				$412,855,450	$497,818,020

Other Assets and (Liabilities), Net (1.81%)					9,179,079

Net Assets (100.00%)					$506,997,099

*	The “Global” geographic region represents investments with exposure to various locations throughout the world including North America, Europe, Asia, and/or the rest of the world.
(a)

Investment was issued in private placement transaction and as such is generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of June 30, 2026 was $437,852,693, or 86.36% of net assets.

(b)	Non-income producing.
(c)	Investment has been committed to but has not been fully funded by the Fund. See Note 3 for total unfunded investment commitments.
(d)	Investment holdings denominated in foreign currencies are converted to U.S. Dollars using period end spot rates.
(e)	Fair Value Level 3 Investment.
(f)	The rate shown is the annualized seven-day yield as of June 30, 2026.

Outstanding Forward Foreign Currency Contracts

Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Value	Unrealized Appreciation/ (Depreciation)
Mizuho Capital Markets, LLC	9/16/2026	USD	$15,368,044	GBP	$15,189,132	$178,912
Mizuho Capital Markets, LLC	9/16/2026	USD	67,337,498	EUR	66,393,181	944,317
Mizuho Capital Markets, LLC	9/17/2026	USD	6,450,504	GBP	6,499,592	(49,088)
Mizuho Capital Markets, LLC	9/17/2026	USD	34,195	EUR	34,391	(196)

						$1,073,945

See accompanying Notes to Consolidated Schedule of Investments.
2

Apollo S3 Private Markets Fund

Notes to Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

1. ORGANIZATION

Apollo S3 Private Markets Fund (the “Fund”) was organized as a statutory trust on May 5, 2023 under the laws of the State of Delaware. The Fund is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund commenced operations on October 11, 2024. The Fund’s investment adviser is Apollo S3 RIC Management, L.P. (the “Adviser”). The Adviser is registered as an investment adviser with the SEC pursuant to the provisions of the Investment Advisers Act of 1940, as amended.

The business operations of the Fund are managed and supervised under the direction of the Fund’s Board of Trustees (the “Board” and each member of the Board, a “Trustee”), subject to the laws of the State of Delaware and the Fund’s Declaration of Trust. The Board has overall responsibility for the management and supervision of the business operations of the Fund. The Fund’s investment objective is to seek to provide long-term capital appreciation. In pursuing its investment objective, the Fund intends to invest in a portfolio of private equity, private credit and other private assets (collectively, “private market investments”). The Fund’s private market investments predominantly focus on private equity (including buyout and growth equity) and private credit strategies, and may opportunistically include select exposures in other private markets strategies including real assets, infrastructure and venture capital, among others. The Fund’s investment exposure to these strategies is implemented via a variety of investment types that include: (i) investments in private markets funds managed by various unaffiliated asset managers (“Portfolio Funds”) acquired in privately negotiated transactions (a) from pre-existing investors in these Portfolio Funds (“Traditional Secondary Investments”), and/or (b) investments in existing private investments and/or assets of or from a Portfolio Fund(s), often requiring a bespoke structure that may include the creation of new vehicles or securities (“Non-Traditional Secondary Investments” and, together with Traditional Secondary Investments, “Secondary Investments” or “Secondaries”); (ii) direct or indirect investments in the equity and/or credit of private companies, alongside private market funds and/or other private market firms (“Co-Investments”); and (iii) primary investments in newly formed Portfolio Funds (“Primary Investments” or “Primaries”). The Fund expects to invest in private market investments principally through Secondary Investments, although the allocation among each of the types of investments set forth above may vary from time to time, especially during the Fund’s initial period of investment operations.

The Fund has a 100% ownership interest, consolidates, and has control over significant operating, financial and monetary decisions of MAPS Borrower, LLC, MAPS TopCo Holdings, LLC, MAPS Equity Holdings, LLC, MAPS Intermediate Holdings I, LLC, MAPS Intermediate Holdings II, LLC, MAPS Intermediate Holdings III, LLC, MAPS Intermediate Holdings IV, LLC, MAPS DC-1, LLC, MAPS DC-2, LLC, MAPS DC-3, LLC, and MAPS DC-4, LLC, each a Delaware limited liability company, and MAPS FC-1, LLC, MAPS FC-2, LLC, MAPS FC-3, LLC, and MAPS FC-4, LLC, each a Cayman limited liability company (each a “Subsidiary”, and collectively, the “Subsidiaries”). The primary purpose of the Subsidiaries is to facilitate the holding of certain investments of the Fund.

As of the period ended June 30, 2026, MAPS Borrower, LLC had $496,012,683 in net assets, representing 97.83% of the Fund’s net assets, MAPS TopCo Holdings, LLC had $496,012,683 in net assets, representing 97.83% of the Fund’s net assets, MAPS Equity Holdings, LLC had $496,012,683 in net assets, representing 97.83% of the Fund’s net assets, MAPS Intermediate Holdings II, LLC had $8,432,379 in net assets, representing 1.66% of the Fund’s net assets, MAPS Intermediate Holdings III, LLC had $31,686,831 in net assets, representing 6.25% of the Fund’s net assets, MAPS FC-2, LLC had $8,432,379 in net assets, representing 1.66% of the Fund’s net assets, and MAPS FC-3, LLC had $31,686,831 in net assets, representing 6.25% of the Fund’s net assets. Each of MAPS Intermediate Holdings I, LLC, MAPS Intermediate Holdings IV, LLC, MAPS DC-1, LLC, MAPS DC-2, LLC, MAPS DC-3, LLC, MAPS DC-4, LLC, MAPS FC-1, LLC and MAPS FC-4, LLC had $0 in net assets, each representing 0% of the Fund’s net assets.

As of June 30, 2026, the Fund offers Class I2 and Class S2 shares (“Shares”). The Shares will generally be offered on the first business day of each month at the then-current net asset value (“NAV”). Class I Shares are no longer publicly offered and are available only through the reinvestment of dividends and through periodic private placements to the Adviser and/or its affiliates on behalf of investors that had contributed capital to the Fund through the purchase of Class I Shares. Effective August 1, 2025, Class S Shares are no longer publicly offered. There were no Class S Shares purchased from October 11, 2024, the commencement of operations, through July 31, 2025.

2. FAIR VALUE MEASUREMENTS

Investment Valuation — The Fund’s Board has adopted procedures pursuant to which the Fund will value its investments (the “Valuation Policy and Procedures”). In accordance with the Valuation Policy and Procedures, the Fund’s portfolio investments for which market quotations are readily available are valued at market value. Investments for which market quotations are not readily available or are deemed to be unreliable are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As permitted by Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee (“Valuation Designee”) to perform fair value determinations relating to all portfolio investments. The Adviser carries out its designated responsibilities as Valuation Designee through various teams pursuant to the Valuation Policy and Procedures which govern the Valuation Designee’s selection and application of methodologies and independent pricing services for determining and calculating the fair value of portfolio investments. The Valuation Designee will fair value portfolio investments utilizing inputs from various external and internal sources including, but not limited to, independent pricing services, dealer quotation reporting systems, independent third-party valuation firms and proprietary models and information. When determining the fair value of an investment, one or more fair value methodologies may be used. Fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination. The Fund uses net asset value (“NAV”) as a practical expedient to determine the fair value of its Portfolio Funds. Fair valuation involves subjective judgments, and it is possible that the fair value determined for an investment may differ materially from the value that could be realized upon the sale of the investment.

All forward foreign currency exchange contracts are typically valued at their quoted prices obtained from an independent pricing service.

Apollo S3 Private Markets Fund

Notes to Consolidated Schedule of Investments (continued) June 30, 2026 (Unaudited)

Fair Value Measurements — In accordance with Accounting Standards Codification (“ASC”) Topic 820 — Fair Value Measurement and Disclosures, a three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value, as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the investment. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended June 30, 2026 maximized the use of observable inputs and minimized the use of unobservable inputs.

Portfolio Funds measure their investment assets at fair value and generally report a NAV on a calendar quarterly basis. In accordance with ASC 820, the Fund has elected to apply the practical expedient methodology to value its investments in Portfolio Funds at their respective NAVs typically at each quarter, which may be received on a delayed basis.

Investments in Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. Accordingly, the Fund may not be able to resell or realize some of its investments for extended periods, which may be several years. The types of Portfolio Funds that the Fund may make investments in include Primary and Secondary Investments.

The fair value relating to certain underlying investments of these Portfolio Funds, for which there is no public market, has been estimated by the manager of each Portfolio Fund and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ from the values that would have been used had a public market for the investments existed.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk or liquidity associated with such investments. The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2026:

Investments	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total Fair Value at June 30, 2026
Cash and cash equivalents	$18,245,545	$—	$—	$18,245,545
Membership Interests	—	—	562,812	562,812
Short-Term Investments	59,965,327	—	—	59,965,327
Total	$78,210,872	$—	$562,812	$78,773,684
Other Financial Instruments*
Assets:
Forward Foreign Currency Contracts	$—	$1,123,229	$—	$1,123,229
Liabilities:
Forward Foreign Currency Contracts	—	(49,284)	—	(49,284)
Total	$—	$1,073,945	$—	$1,073,945

*Other financial instruments are derivative instruments reflected in the Consolidated Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contracts’ value.

The Fund held Portfolio Funds with a fair value of $437,289,881, that in accordance with ASC 820, are excluded from the fair value hierarchy as of June 30, 2026, as investments in Portfolio Funds valued at NAV, as a “practical expedient”, are not required to be included in the fair value hierarchy.

Apollo S3 Private Markets Fund
Notes to Consolidated Schedule of Investments (continued) June 30, 2026 (Unaudited)

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of June 30, 2026:

Description	Total	Membership Interests
Total Fair Value, beginning of period	$542,286	$542,286
Purchases	—	—
Distributions	(16,183)	(16,183)
Change in net unrealized appreciation/(depreciation)	36,709	36,709
Transfer into Level 3	—	—
Transfer out of Level 3	—	—
Total Fair Value, end of period	$562,812	$562,812

The table below summarizes information about the significant unobservable inputs used in determining the fair value of the Level 3 assets, as of June 30, 2026:

Assets	Fair Value at June 30, 2026	Valuation Technique(s)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized	Weighted Average Unobservable Input(s)
Membership Interests	$562,812	Discounted Cash Flow(a)	Discount Rate(a)	10.00% - 30.00%	20.62%
	—	Transaction Approach(b)	Cost(b)	N/A	N/A

Total Fair Value	$562,812

(a) The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

(b) The Fund utilized a recent transaction, specifically purchase price, to fair value this security.

3. COMMITMENTS AND CONTINGENCIES

As of June 30, 2026, the Fund had unfunded commitments to private market investments totaling $94,795,587. The Fund may commit to an investment that has yet to fund because the applicable deal has not closed. Additionally, the Adviser or its affiliates may commit to an investment that they intend to allocate to the Fund for which certain terms are not yet finalized at the time of the commitment and, as such, the Fund’s allocation may change prior to the date of funding. In this regard, the Fund may have to fund additional commitments in the future that it is currently not obligated to fund. Such investments are not included in the unfunded commitments amount above.

5